Related Party Transactions (Details) - USD ($)					1 Months Ended		12 Months Ended
	Feb. 02, 2022	Feb. 01, 2022	Aug. 09, 2021	Jan. 13, 2021	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2021	Sep. 04, 2020	Aug. 09, 2020
Related Party Transactions (Details) [Line Items]
Number of shares return to the company		19,500,000
Number of shares issued					431,250
Number of founder shares issued and outstanding					4,312,500
Percentage of common shares issued and outstanding after initial public offering							20.00%
Sponsor agreed to loan (in Dollars)			$ 500,000
Borrowings (in Dollars)									$ 500,000
Fair value of warrants (in Dollars)									900,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture	687,500
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount (in Dollars)								$ 300,000
Outstanding balance (in Dollars)					$ 300,000
Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount (in Dollars)									$ 1,500,000
Conversion price per unit (in Dollars per share)									$ 10.00
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock dividend, description				On January 13, 2021, the Company effected a stock dividend of 1.2 shares for each share of common stock outstanding, resulting in the Initial Stockholders holding an aggregate of 5,175,000 Founder Shares
Shares subject to forfeiture							675,000
Founder Shares [Member] | Sponsor and HB Strategies [Member]
Related Party Transactions (Details) [Line Items]
Number of class B common stock issued						7,187,500
Value of class B common stock issued (in Dollars)						$ 25,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares return to the company					862,500
Founder Shares [Member] | HB Strategies [Member]
Related Party Transactions (Details) [Line Items]
Number of shares return to the company					2,443,750
Private Placement [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued							600,000
Private Placement [Member] | Gov. Patrick, Messrs. Brewster and Seavers [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued							50,000
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Last sale price of common stock (in Dollars per share)							$ 12.00